COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease commitment
2014	$ 3,624,455
2015	2,036,067
2016	1,334,342
2017	239,118
2018 and after	39,788
Total	7,273,770
Lease rentals
Rental expenses	6,579,409	10,330,829	11,097,836
Contingent rentals	786,064	837,856	924,349
Capital Commitment
Capital Commitment
Capital expenditures contracted	$ 498,125